INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets, Net (Detail) - Internal-use Software [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 4,207	$ 4,038
Less: accumulated amortization	(1,430)	(33)
Finite-lived intangible assets, net	$ 2,777	$ 4,005